Consolidated Statements of Financial Position - USD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Current Assets
Cash	$ 8,476	$ 13,447
Amounts receivable (Note 5)	40	460
Other receivable (Note 13)	2,500
Prepaid and other assets (Note 6)	1,206	332
Inventory (Note 7)	3,630	1,179
Total current assets	15,852	15,418
Other long-term asset (Note 5)	4,359
Mineral property, plant and equipment (Note 8)	51,634	2,482
Exploration and evaluation assets and expenditures (Note 9)		38,618
Total assets	71,845	56,518
Current Liabilities
Amounts payable and accrued liabilities (Notes 10 and 19)	7,920	5,263
Withholding tax payable	181
Income tax payable (Note 11)	436
Current portion of deferred revenue (Note 13)	1,864
Derivative warrant liabilities (Note 12)	6,849	2,149
Total current liabilities	17,250	7,412
Deferred revenue (Note 13)	621
Provision for reclamation (Note 27)	2,815	2,681
Total liabilities	20,686	10,093
Shareholders’ equity
Share capital (Note 14)	163,946	158,129
Share based payment reserve (Note 15)	6,825	5,680
Warrants reserve (Note 17)	1,700	1,606
Accumulated deficit	(123,673)	(117,457)
Equity attributable to owners of the Company	48,798	47,958
Non-controlling interests (Note 18)	2,361	(1,533)
Total shareholders’ equity	51,159	46,425
Total Shareholders’ Equity and Liabilities	$ 71,845	$ 56,518